Warrant Liability (Details) - $ / shares	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Share price	$ 10.20
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Issued	12,085,275	12,085,275
Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued	585,275	585,275
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Public Warrants expiration term	5 years	5 years	5 years
Maximum Threshold Period For Registration Statement To Become Effective After Business Combination	20 days	20 days
Maximum Threshold Period For Registration Statement To Become Effective After Business Combination	60 days	60 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Share price	$ 9.20	$ 9.20	$ 9.20
Percentage of Gross Proceeds on Total Equity Proceed	60.00%	60.00%
Trading days determining volume weighted average price	20 days	20 days
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Restrictions on transfer period of time after business combination completion			30 days
Warrants Issued	11,500,000	11,500,000
Public Warrants [Member] | Class A common stock [Member]
Class of Warrant or Right [Line Items]
Share price	$ 9.20	$ 9.20	$ 9.20
Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 18.00 [Member]
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Public Warrants [Member] | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 [Member]
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Adjustment of exercise price of warrants based on market value (as a percent)	180.00%	180.00%